Financial Instruments - Changes in Allowance for Doubtful Accounts (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Write-off of receivables	₩ 51,831	₩ 20,855	₩ 86,111